Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable [Abstract]
Payables to suppliers of media and entertainment services	$ 1,120	$ 2,386
Other	412	1,254
Accounts payable	$ 1,532	$ 3,640